10. ACCOUNTS PAYABLE	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
10. ACCOUNTS PAYABLE

Accounts payable were $1,340,119 and $1,206,100 as of June 30, 2012 and September 30, 2011, respectively. Such liabilities consisted of amounts due to vendors for inventory purchases and technology development, external audit, legal and other expenses incurred by the Company.  TransTech had 4 vendors (39.6%, 13.7%, 13.6% and 13.5%) with accounts payable in excess of 10% of its accounts payable as of June 30, 2012. The Company does expect to have vendors with accounts payable balances of 10% of total accounts payable in the foreseeable future.

Accounts payable were $1,206,101 and $1,432,074 as of September 30, 2011 and 2010, respectively. Such liabilities consisted of amounts due to vendors for inventory purchases and technology development, external audit, legal and other expenses incurred by the Company.  The Company had four vendors with accounts payable in excess of 10% as of September 30, 2011. The Company does expect to have vendors with accounts payable balances of 10% of total accounts payable in the foreseeable future.